Trade Receivables, Net - Summary of Aging of Receivables Based on Past Due Date (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of financial assets [Line Items]
Trade receivables	$ 2,596,581	$ 79,481,359	$ 55,200,706
Cost [member]
Disclosure of financial assets [Line Items]
Trade receivables	$ 2,601,658	$ 79,636,748	55,265,607
Cost [member] | Not past due [member]
Disclosure of financial assets [Line Items]
Trade receivables			49,599,512
Cost [member] | Less than 1 month [member]
Disclosure of financial assets [Line Items]
Trade receivables			4,986,491
Cost [member] | 1 to 3 months [member]
Disclosure of financial assets [Line Items]
Trade receivables			562,200
Cost [member] | More than 91 days [member]
Disclosure of financial assets [Line Items]
Trade receivables			$ 117,404